Performance Management	Jun. 17, 2025
AAM BRENTVIEW DIVIDEND GROWTH ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.aamlive.com/ETF.
Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.aamlive.com/ETF
AAM Low Duration Preferred and Income Securities ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and since inception periods compare with those of the Bloomberg U.S. Aggregate Bond Index, a broad measure of U.S. bond market performance and the Fund’s primary benchmark index. In addition, the table compares the Fund’s performance to that of the Index, the ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index, the Fund’s underlying index prior to July 1, 2025, and the ICE Exchange-Listed Preferred & Hybrid Securities Index, a secondary benchmark index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.aamlive.com/ETF.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund.
Performance Additional Market Index [Text]	In connection with newly adopted SEC regulations applicable to the Fund, the Bloomberg U.S. Aggregate Bond Index is the Fund’s new broad-based securities market index. The Fund will continue to show index performance for the ICE Preferred & Hybrid Securities Index, an additional benchmark index that the Adviser believes provides a more applicable comparison to the Fund’s investments.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	During the period of time shown in the bar chart, the Fund’s highest quarterly return was 10.75% for the quarter ended June 30, 2020 and the lowest quarterly return was -14.62% for the quarter ended March 31, 2020.
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	10.75%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(14.62%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance Table Market Index Changed	As of July 1, 2025, the Fund replaced the Fund’s underlying index, the ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index, with the ICE 0-5 Year Duration Preferred & Hybrid Securities Index in conjunction with the addition of non-listed preferred securities to the Fund’s investment strategy.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.aamlive.com/ETF
AAM SAWGRASS U.S. LARGE CAP QUALITY GROWTH ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.aamlive.com/ETF.

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.aamlive.com/ETF
AAM SAWGRASS U.S. SMALL CAP QUALITY GROWTH ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.aamlive.com/ETF.

Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus.
Performance Availability Website Address [Text]	www.aamlive.com/ETF